OPERATING LEASES - Supplemental cash flow information related to operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING LEASES
Cash payments for amounts included in measurement of liabilities	¥ 49,864	¥ 48,890
New operating lease assets obtained in exchange for operating lease liabilities	18,744	24,688
ROU modification due to early surrender	(3,154)
Lease liability modification due to early surrender	2,778
Operating Lease, Cost	50,537	47,915	¥ 58,713
Short-term Lease	¥ 9,256	¥ 13,548
Weighted average remaining lease term	2 years 6 months	3 years 1 month 6 days
Weighted average discount rate	4.80%	4.80%